Taxes On Income (Summary Of Taxes On Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Taxes On Income [Abstract]
Current taxes	$ 5,542	$ 2,648	$ 884
Deferred taxes	(1,584)	(1,358)	(5)
Domestic	3,531	301	86
Foreign	427	989	793
Domestic taxes: Current taxes	3,950	915	86
Domestic taxes: Deferred taxes	(419)	(614)
Foreign taxes: Current taxes	1,592	1,733	798
Foreign taxes: Deferred taxes	(1,165)	(744)	(5)
Taxes on income	$ 3,958	$ 1,290	$ 879